GOODWILL	12 Months Ended
Dec. 31, 2017
GOODWILL
GOODWILL

13.    GOODWILL

Goodwill consists of the following:

	December 31,
	2016	2017	2017
	RMB	RMB	(Note2) USD
			Unaudited
Balance as of January 1
Gross goodwill	102	1,069,603	164,395
Accumulated impairment losses	—	—	—
Net goodwill as of January 1	102	1,069,603	164,395

Goodwill acquired during the year	1,069,501	31,249	4,803
Goodwill disposed during the year	—	(3,880)	(596)
Impairment loss	—	—	—
Amortization expense	—	—	—

Balance as of December 31
Gross goodwill	1,069,603	1,096,972	168,602
Accumulated impairment expense	—	—	—
Accumulated amortization expense	—	—	—
Net goodwill as of December 31	1,069,603	1,096,972	168,602

In 2017, the Company performed a qualitative assessment for the reporting unit of Gold Master HK. The Company evaluated all relevant events and circumstances, including macroeconomic conditions, industry and market considerations, overall financial performance of Gold Master HK, and other relevant events. The Company weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value of the reporting unit of Gold Master HK was less than its carrying amount, and further impairment testing on goodwill was unnecessary as of December 31, 2017.